Inventories (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consumable stores	R 3,076	R 3,420		R 3,317
PGM ore and mill inventory	361	134		276
Other	719	61		119
Inventories	31,480	25,549	[1]	26,363
Raw materials and consumables used	20,772	24,685		25,778
Inventory write-down	1,477	4,784		1,694
PGMs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	17,748	14,241		13,292
Finished goods	7,028	6,160		6,948
Pgm Mining Activities, Work In Process
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	1,171	3,843		1,179
Pgm Mining Activities, Finished Goods
Disclosure of disaggregation of revenue from contracts with customers [line items]
Inventory write-down	306	844		423
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	730	371		320
Finished goods	1,549	665		959
Sandouville metals sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	38	244		327
Finished goods	26	94		292
Sandouville raw materials	0	140		168
Zinc concentrate inventory
Disclosure of disaggregation of revenue from contracts with customers [line items]
Work in process	R 205	R 19		R 345

[1]	Amount for 31 December 2024 was revised (see note 16.2)